Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Basic and Diluted Earnings Per Share

	2023 pence	2022 pence	2021 pence
Basic earnings per share from continuing operations	121.6	110.8	82.9
Basic earnings per share from discontinued operations	–	260.6	26.7
Total basic earnings per share	121.6	371.4	109.6

Diluted earnings per share from continuing operations	119.9	109.2	81.8
Diluted earnings per share from discontinued operations	–	257.0	26.4
Total diluted earnings per share	119.9	366.2	108.2

Schedule of Numbers of Shares Earnings Per Share
The numbers of shares used in calculating basic and diluted earnings per share are reconciled below.

Weighted average number of shares in issue	2023 millions	2022 millions	2021 millions
Basic	4,052	4,026	4,003
Dilution for share options and awards	59	58	49
Diluted	4,111	4,084	4,052